Vessels, net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Book Value [Abstract]
Beginning balance	$ 123,187
Ending balance	236,679	$ 123,187
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	136,782	134,564
Vessels' acquisitions	143,504
Vessels' improvements transferred from other non-current assets	558
Vessels' improvements	660	2,218
Vessels' disposals	(27,208)
Ending balance	254,296	136,782
Accumulated Depreciation [Abstract]
Beginning balance	(13,746)	(6,456)
Vessels' disposals	4,688
Depreciation	(8,631)	(7,290)
Ending balance	(17,689)	(13,746)
Net Book Value [Abstract]
Beginning balance	123,036	128,108
Vessels' acquisitions	143,504
Vessels' improvements transferred from other non-current assets	558
Vessels' improvements	660	2,218
Vessels' disposals	(22,520)
Depreciation	(8,631)	(7,290)
Ending balance	$ 236,607	$ 123,036